Thrivent Variable Universal Life Insurance
Thrivent Variable Life Account I

Updating Summary Prospectus April 30, 2026
This updating summary prospectus summarizes key features of a flexible premium individual variable adjustable life insurance contract (the “Contract”) previously offered by Aid Association for Lutherans between 1998 and 2003 and by Thrivent Financial for Lutherans ("Thrivent") between 2003 and 2004.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at dfinview.com/Thrivent/VariableLife97. You can also obtain this information at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional general information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
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The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio Expenses Table was updated to reflect the new range.
Overview of the Contract	No changes.
Fee Table	The Fee Table has been updated with the new range of Portfolio Expenses.
Premiums	No changes.
Standard Death Benefit	No changes.
Other Benefits	No changes.
Surrenders and Withdrawals	No changes.
Lapse and Reinstatement	No changes.
Availability of Portfolios	No changes.
Other Changes	The Appendix has been revised to reflect the updated performance information and the current expenses for the Portfolios.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
A surrender charge (early withdrawal charge) may be assessed upon surrender, lapse or any decrease in the Specified Amount. The surrender charge will vary depending on the number of years since the last increase in
Specified Amount. The maximum amount that may be charged is $34.79 per
$1,000 of decrease in Specified Amount. For example, if you make an early withdrawal, you could pay a surrender charge of up to $3,479 on a $100,000 decrease.
				Charges Fee Table
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions such as when you pay a premium, transfer cash value between investment options, make more than one partial withdrawal in a Contract Year or exercise your Accelerated Death Benefit Rider.
A premium expense charge of 3% is deducted upon receipt of most premiums.
A partial withdrawal charge applies upon each partial withdrawal in excess of one per Contract Year. The maximum amount deducted is $25 per partial withdrawal.
A transfer charge applies to each transfer in excess of the first twelve transfers made in a Contract Year. The maximum amount deducted is $25 per transfer.
You may add an Accelerated Death Benefit Rider to your Contract at any time without cost. The rider allows you to receive the present value of the death benefit tax free if eligibility requirements are met, including doctor certification that the Insured is terminally ill.  A one-time charge of up to $150 will apply if you exercise the benefit. The charge may be lower in some states.  State variations may apply.
A Contract change fee may apply in an amount up to $25 per change.
				Charges Fee Table
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges (early withdrawal charges) and transaction charges, investment in the Contract is subject to certain ongoing fees and expenses (typically assessed monthly), including fees and expenses covering the cost of insurance under the Contract, mortality and expense risk charges, issue expense charges following increases, basic monthly charges, interest on any debt, and the cost of optional benefits available under the Contract. Some of these fees and expenses are set based on characteristics of the Insured
(e.g. age, sex (in most states), and rating classification). See the specifications page of your Contract for rates applicable to your Contract.
Investors will also bear expenses associated with Portfolios that correspond to
Subaccounts available under the Contract , as shown in the following table:
				Charges Fee Table Appendix
	Annual Fee	Minimum	Maximum
	Annual Portfolio Expenses (deducted from Portfolio assets)	0.22%	1.52%

RISKS	Location in Statutory Prospectus
Risk of Loss
You can lose money by investing in this Contract, including loss of your premiums (principal), and your Contract can lapse without value.
Additionally, debt will reduce your Cash Value and Surrender Value, Death
Benefit and the amount of premiums considered to meet the Death Benefit
Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a contract loan is outstanding, the amount of debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The primary purpose of this
Contract is to provide a Death Benefit in the event of the Insured’s death.
Surrender charges, expenses, and tax consequences generally make the
Contract unsuitable as a short-term investment.
Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose.
Each investment option has its own unique risks.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the
Contract. You could lose some or all of your money.
You should review the available Portfolio s’ prospectuses before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to risks related to Thrivent, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Principal Risks of Investing in the Contract
Contract Lapse
Your Contract will lapse (that is, terminate without value) if: (1) your monthly deductions are greater than your Surrender Value; (2) the Death Benefit
Guarantee is not in effect; and (3) payment sufficient to cover the next two monthly deductions is not received within 61 days (in most states) of notification of the Cash Value deficiency. No Death Benefit will be paid if the
Contract is lapsed. Payment will be required to reinstate the Contract. We will reinstate a Contract only if our requirements for reinstatement are satisfied, which may include requiring new proof of insurability of the Insured person.
Lapse and Reinstatement

RESTRICTIONS	Location in Statutory Prospectus
Investments
We place limits on frequent trading.
There is a $25 charge for each transfer when you transfer money between investment options in excess of 12 times a year.
Thrivent reserves the right to remove or substitute Portfolio companies as investment options that are available under the Contract.
We also reserve the right to refuse to accept any premium that would increase the Death Benefit because of the requirements of the Corridor Test.
We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your
Contract as a “modified endowment contract” (MEC).
Frequent Trading Among Subaccounts and Other Transactions Addition, Deletion, Combination or Substitution of Investments Premium Limits Taxes
Optional Benefits
Optional benefits may be subject to age and underwriting requirements. We generally deduct any monthly costs for these additional benefits from the Cash
Value as part of the monthly deduction.  Optional benefits may not be available for all ages or underwriting classes, may not be available after original issue of the Contract and may terminate at certain ages. We may stop offering an optional benefit at any time prior to the time you elect to add it to your
Contract.
Other Benefits Available Under the Contract
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
Distributions from your Contract, if taxable, will be taxed at ordinary income tax rates.
Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC.
Distributions including loans and loan interest will be taxed on an “income first”
basis and may be subject to a penalty tax if taken before you are age 59  1∕2 if your Contract is a MEC.
The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the impositions of gift, estate, and generation skipping transfer taxes.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
We no longer issue this Contract to new owners. Your financial advisor or professional may receive compensation which may consist of commissions, bonuses, asset-based compensation, and promotional incentives. This conflict of interest may influence your financial advisor or professional to recommend continued or larger future investments into this Contract, or another contract issued by Thrivent, over another investment.
Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Distribution of the Contract

Special Terms
Beneficiary	The person(s) named by the Contract Owner to receive the Death Benefit under the Contract. A Beneficiary need not be a natural person.
Cash Value	The total value of the Contract, which is equal to the sum of the Subaccount cash values plus Fixed Account cash value.
Contract
The flexible premium variable life insurance Contract offered by us (Thrivent) and described in this prospectus. The Contract consists of the certificate of membership and insurance, including any attached riders, endorsements or amendments, the application and our Articles of Incorporation and Bylaws.

Contract Anniversary	The same month and day of each year after issue as in the Issue Date.
Contract Year	The 12-month period following the Issue Date or a Contract Anniversary. The Contract Year is always based upon the time elapsed since the Issue Date.
Corridor Test	An Internal Revenue Code formula used to help qualify your Contract as a life insurance contract under federal tax law.
Death Benefit	The Death Benefit payable upon the death of the Insured depends on the Death Benefit Option in effect on the date of the Insured's death.
Fund	Thrivent Series Fund, Inc., an open-end management investment company, that consists of several Portfolios that underlie Subaccounts of the Variable Account.
Death Benefit Guarantee
A Contract provision that guarantees that insurance coverage will not lapse if your
Cash Value is not adequate to cover the current monthly deductions necessary. You must pay enough premium in the event your Cash Value is not adequate.

Insured	The person on whose life the Contract is issued.
Issue Date	The date that establishes the Contract Anniversary and the date as of which we began to apply monthly deductions.
Owner	A person or entity who owns the Contract. The person may be the Insured or an employer, a trust or any other individual or entity specified in the application.
Portfolio	A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Service Center	Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other address as we may designate. Telephone: (800) 847-4836. Email: mail@thrivent.com.
Specified Amount	Initially, the amount of life insurance for which we issued the Contract. The Specified Amount of your Contract may change, as described in your Contract.
Subaccount	Your available investment options within the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Surrender Value	The cash value of the Contract less any applicable surrender charges and outstanding loan balances.
Thrivent	Thrivent Financial for Lutherans, a fraternal benefit society organized under the laws of the State of Wisconsin, owned by and operated for its members. Thrivent is the issuer of the Contract.
Variable Account	Thrivent Variable Life Account I, which is a separate account of Thrivent.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/VariableLife97. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Aggressive Allocation	Thrivent Aggressive Allocation Portfolio	0.85%[1]	15.81%	9.61%	11.26%
Large Blend	Thrivent All Cap Portfolio	0.66%	18.05%	11.90%	12.43%
Conservative Allocation	Thrivent Conservative Allocation Portfolio	0.50%	10.17%	4.03%	5.42%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio	0.68%	12.62%	5.92%	6.84%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	32.20%	2.10%	7.47%
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	17.78%	13.56%	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.60%	20.82%	10.69%	10.67%
Intermediate Government	Thrivent Government Bond Portfolio	0.49%	7.32%	0.01%	1.74%
Health	Thrivent Healthcare Portfolio	0.92%	13.07%	4.62%	7.37%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	8.78%	4.06%	5.32%
Corporate Bond	Thrivent Income Portfolio	0.44%	7.93%	0.38%	3.60%
Foreign Large Blend	Thrivent International Equity Portfolio	0.72%	30.87%	8.54%	7.41%
Foreign Large Blend	Thrivent International Index Portfolio	0.37%	31.15%	8.61%	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	16.95%	12.89%	16.35%
Large Blend	Thrivent Large Cap Index Portfolio	0.22%	17.62%	14.17%	14.54%
Large Value	Thrivent Large Cap Value Portfolio	0.62%	19.65%	13.96%	12.16%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[1]	2.50%	1.10%	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	7.23%	8.86%	10.46%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	4.73%	6.86%	11.30%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.87%[1]	10.82%	11.31%	N/A3
Moderate Allocation	Thrivent Moderate Allocation Portfolio	0.70%[1]	13.63%	7.13%	8.38%

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Moderately Aggressive Allocation	Thrivent Moderately Aggressive Allocation Portfolio	0.76%[1]	15.46%	8.30%	9.69%
Moderately Conservative Allocation	Thrivent Moderately Conservative Allocation Portfolio	0.65%[1]	12.10%	4.49%	6.04%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.06%	3.05%	1.93%
Multisector Bond	Thrivent Multisector Bond Portfolio	0.74%	7.93%	2.43%	3.47%
Real Estate	Thrivent Real Estate Securities Portfolio	0.90%	0.67%	3.89%	4.68%
Short-Term Bond	Thrivent Short-Term Bond Portfolio	0.45%	6.06%	2.75%	2.89%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	1.87%	1.37%	N/A2
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	5.80%	7.06%	9.57%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	2.45%	7.50%	11.93%
1
Current expenses reflect temporary fee reductions.
2
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.

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This updating summary prospectus incorporates by reference the Thrivent flexible premium individual variable adjustable life insurance prospectus and Statement of Additional Information (SAI), both dated April 30, 2026, as amended or supplemented.
The SAI dated April 30, 2026, contains more information about the Contract and Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/VariableLife97. For a paper copy of the SAI, to request other information about the Contract, and to make other inquiries, you may call our Service Center at 1-800-847-4836 or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Forms 4213 and 4214 and state variations.
EDGAR Contract No. C000007343 20316SPRU R4-26